Registrations Rights Agreement Liability (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 06, 2021	Mar. 31, 2025	Dec. 31, 2024
Registrations Rights Agreement Liability [Abstract]
Private placement (in Dollars)	$ 3,000,000
Percentage of subscription		1.00%	1.00%
Percentage of liquidated damages		18.00%	18.00%
Percentage of investors		50.10%	50.10%
Rights agreement amendment liability (in Dollars)		$ 520,000	$ 520,000